LOANS - Consumer Troubled Debt Restructurings (Details) - Consumer $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) loan	Dec. 31, 2015 USD ($) loan
Loans receivable
Period within which default occurred post-modification	1 year
Number of days past due, non-accrual status	60 days
Residential first mortgages
Loans receivable
Number of days past due, non-accrual status	90 days	90 days
Home equity loans
Loans receivable
Number of days past due, non-accrual status	90 days
Credit cards
Loans receivable
Number of days past due, non-accrual status	180 days
Installment and other
Loans receivable
Number of days past due, non-accrual status	90 days
Commercial market loans
Loans receivable
Number of days past due, non-accrual status	90 days
In North America offices
Loans receivable
Number of loans modified | loan	210,908	206,893
Post-modification recorded investment	$ 1,826	$ 2,294
Loans in default	$ 466	$ 662
In North America offices | Residential first mortgages
Loans receivable
Number of loans modified | loan	5,023	9,487
Post-modification recorded investment	$ 726	$ 1,282
Average interest rate reduction (as a percent)	1.00%	1.00%
Post-modification recorded investment for borrowers that have gone through Chapter 7 bankruptcy	$ 74	$ 209
Loans in default	229	420
In North America offices | Residential first mortgages | New OCC guidance
Loans receivable
Post-modification recorded investment for borrowers that have gone through Chapter 7 bankruptcy	$ 48	$ 126
In North America offices | Home equity loans
Loans receivable
Number of loans modified | loan	4,100	4,317
Post-modification recorded investment	$ 200	$ 157
Average interest rate reduction (as a percent)	2.00%	2.00%
Post-modification recorded investment for borrowers that have gone through Chapter 7 bankruptcy	$ 22	$ 55
Loans in default	25	38
In North America offices | Home equity loans | New OCC guidance
Loans receivable
Post-modification recorded investment for borrowers that have gone through Chapter 7 bankruptcy	$ 20	$ 47
In North America offices | Credit cards
Loans receivable
Number of loans modified | loan	196,004	188,502
Post-modification recorded investment	$ 762	$ 771
Average interest rate reduction (as a percent)	17.00%	16.00%
Loans in default	$ 188	$ 187
In North America offices | Installment and other
Loans receivable
Number of loans modified | loan	5,649	4,287
Post-modification recorded investment	$ 47	$ 37
Average interest rate reduction (as a percent)	14.00%	13.00%
Loans in default	$ 9	$ 8
In North America offices | Commercial market loans
Loans receivable
Number of loans modified | loan	132	300
Post-modification recorded investment	$ 91	$ 47
Average interest rate reduction (as a percent)	0.00%	0.00%
Loans in default	$ 15	$ 9
In offices outside the U.S.
Loans receivable
Number of loans modified | loan	200,444	212,903
Post-modification recorded investment	$ 850	$ 845
Loans in default	$ 286	$ 279
In offices outside the U.S. | Residential first mortgages
Loans receivable
Number of loans modified | loan	2,722	3,918
Post-modification recorded investment	$ 80	$ 104
Average interest rate reduction (as a percent)	0.00%	0.00%
Loans in default	$ 11	$ 22
In offices outside the U.S. | Credit cards
Loans receivable
Number of loans modified | loan	137,466	142,851
Post-modification recorded investment	$ 385	$ 374
Average interest rate reduction (as a percent)	12.00%	13.00%
Loans in default	$ 148	$ 141
In offices outside the U.S. | Installment and other
Loans receivable
Number of loans modified | loan	60,094	65,895
Post-modification recorded investment	$ 276	$ 280
Average interest rate reduction (as a percent)	7.00%	5.00%
Loans in default	$ 90	$ 88
In offices outside the U.S. | Commercial market loans
Loans receivable
Number of loans modified | loan	162	239
Post-modification recorded investment	$ 109	$ 87
Average interest rate reduction (as a percent)	0.00%	1.00%
Loans in default	$ 37	$ 28
Deferred principal | In North America offices
Loans receivable
Post-modification recorded investment	12	10
Deferred principal | In North America offices | Residential first mortgages
Loans receivable
Post-modification recorded investment	6	9
Deferred principal | In North America offices | Home equity loans
Loans receivable
Post-modification recorded investment	6	1
Deferred principal | In North America offices | Credit cards
Loans receivable
Post-modification recorded investment	0	0
Deferred principal | In North America offices | Installment and other
Loans receivable
Post-modification recorded investment	0	0
Deferred principal | In North America offices | Commercial market loans
Loans receivable
Post-modification recorded investment	0	0
Deferred principal | In offices outside the U.S.
Loans receivable
Post-modification recorded investment	0	0
Deferred principal | In offices outside the U.S. | Residential first mortgages
Loans receivable
Post-modification recorded investment	0	0
Deferred principal | In offices outside the U.S. | Credit cards
Loans receivable
Post-modification recorded investment	0	0
Deferred principal | In offices outside the U.S. | Installment and other
Loans receivable
Post-modification recorded investment	0	0
Deferred principal | In offices outside the U.S. | Commercial market loans
Loans receivable
Post-modification recorded investment	0	0
Contingent principal forgiveness | In North America offices
Loans receivable
Post-modification recorded investment	0	4
Contingent principal forgiveness | In North America offices | Residential first mortgages
Loans receivable
Post-modification recorded investment	0	4
Contingent principal forgiveness | In North America offices | Home equity loans
Loans receivable
Post-modification recorded investment	0	0
Contingent principal forgiveness | In North America offices | Credit cards
Loans receivable
Post-modification recorded investment	0	0
Contingent principal forgiveness | In North America offices | Installment and other
Loans receivable
Post-modification recorded investment	0	0
Contingent principal forgiveness | In North America offices | Commercial market loans
Loans receivable
Post-modification recorded investment	0	0
Contingent principal forgiveness | In offices outside the U.S.
Loans receivable
Post-modification recorded investment	0	0
Contingent principal forgiveness | In offices outside the U.S. | Residential first mortgages
Loans receivable
Post-modification recorded investment	0	0
Contingent principal forgiveness | In offices outside the U.S. | Credit cards
Loans receivable
Post-modification recorded investment	0	0
Contingent principal forgiveness | In offices outside the U.S. | Installment and other
Loans receivable
Post-modification recorded investment	0	0
Contingent principal forgiveness | In offices outside the U.S. | Commercial market loans
Loans receivable
Post-modification recorded investment	0	0
Principal forgiveness | In North America offices
Loans receivable
Post-modification recorded investment	4	28
Principal forgiveness | In North America offices | Residential first mortgages
Loans receivable
Post-modification recorded investment	3	25
Principal forgiveness | In North America offices | Home equity loans
Loans receivable
Post-modification recorded investment	1	3
Principal forgiveness | In North America offices | Credit cards
Loans receivable
Post-modification recorded investment	0	0
Principal forgiveness | In North America offices | Installment and other
Loans receivable
Post-modification recorded investment	0	0
Principal forgiveness | In North America offices | Commercial market loans
Loans receivable
Post-modification recorded investment	0	0
Principal forgiveness | In offices outside the U.S.
Loans receivable
Post-modification recorded investment	16	12
Principal forgiveness | In offices outside the U.S. | Residential first mortgages
Loans receivable
Post-modification recorded investment	0	0
Principal forgiveness | In offices outside the U.S. | Credit cards
Loans receivable
Post-modification recorded investment	9	7
Principal forgiveness | In offices outside the U.S. | Installment and other
Loans receivable
Post-modification recorded investment	7	5
Principal forgiveness | In offices outside the U.S. | Commercial market loans
Loans receivable
Post-modification recorded investment	$ 0	$ 0